Pension and other post-employment benefit plans (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Pension And Other Post-employment Benefit Plans [Line Items]
Disclosure of expenses on post-employment benefit [text block]
Income statement – expenses related to pension and other post-employment benefit plans
USD million	31.12.19	31.12.18	31.12.17
Net periodic expenses for defined benefit plans	461	188	481
of which: related to major pension plans[1]	440	186	460
of which: Swiss plan[2]	417	153	414
of which: UK plan	3	11	15
of which: US and German plans	21	22	31
of which: related to post-employment medical insurance plans[3]	2	(11)	3
of which: related to remaining plans and other expenses[4]	18	13	17
Expenses for defined contribution plans[5]	326	268	243
of which: UK plans	82	80	72
of which: US plan	173	127	110
of which: remaining plans	71	61	61
Total pension and other post-employment benefit plan expenses[6]	787	457	723
1 Refer to Note 29a for more information. 2 Changes to the Swiss pension plan in 2018 resulted in a pre-tax gain of USD 241 million related to past service. Refer to Note 29a for more information on these changes. 3 Refer to Note 29b for more information. 4 Other expenses include differences between actual and estimated performance award accruals. 5 Refer to Note 29c for more information. 6 Refer to Note 6.

Disclosure of Other comprehensive income gains/(losses) on defined benefit plans [text block]
Other comprehensive income – gains / (losses) on defined benefit plans
USD million	31.12.19	31.12.18	31.12.17
Major pension plans[1]	(135)	(230)	253
of which: Swiss plan	(22)	(352)	(79)
of which: UK plan	(78)	130	304
of which: US and German plans	(35)	(8)	28
Post-employment medical insurance plans[2]	(3)	7	1
Remaining plans	(8)	3	31
Gains / (losses) recognized in other comprehensive income, before tax	(146)	(220)	286
Tax (expense) / benefit relating to defined benefit plans recognized in other comprehensive income	(41)	276	11
Gains / (losses) recognized in other comprehensive income, net of tax[3]	(186)	56	296
1 Refer to Note 29a for more information. 2 Refer to Note 29b for more information. 3 Refer to the “Statement of comprehensive income.”

Disclosure of net defined benefit liability [text block]
Balance sheet – net defined benefit pension and post-employment asset
USD million	31.12.19	31.12.18
Major pension plans[1]	9	0
of which: Swiss plan	0	0
of which: UK plan	4	0
of which: US and German plans	5	0
Total net defined benefit pension and post-employment asset[2]	9	0
1 Refer to Note 29a for more information. 2 Refer to Note 17.

Balance sheet – net defined benefit pension and post-employment liability
USD million	31.12.19	31.12.18
Major pension plans[1]	527	671
of which: Swiss plan	0	0
of which: UK plan	0	160
of which: US and German plans[2]	527	511
Post-employment medical insurance plans[3]	62	62
Remaining plans	44	42
Total net defined benefit pension and post-employment liability[4]	633	775
1 Refer to Note 29a for more information. 2 Of the total liability recognized as of 31 December 2019, USD 111 million related to US plans and USD 416 million related to German plans (31 December 2018: USD 137 million and USD 374 million, respectively). 3 Refer to Note 29b for more information. 4 Refer to Note 22.

Disclosure Of Transactions Between Related Parties Explanatory
Related-party disclosure
	For the year ended
USD million	31.12.19	31.12.18	31.12.17
Received by UBS
Fees	34	35	36
Paid by UBS
Rent	4	4	5
Dividends, capital repayments and interest	11	10	10

Disclosure of transaction volumes of UBS shares and UBS debt instruments [text block]
Transaction volumes – UBS shares and UBS debt instruments
	For the year ended
	31.12.19	31.12.18
Financial instruments bought by pension funds
UBS shares (in thousands of shares)	967	889
UBS debt instruments (par values, USD million)	2	13
Financial instruments sold by pension funds or matured
UBS shares (in thousands of shares)	1,977	547
UBS debt instruments (par values, USD million)	8	3

UBS shares held by pension and other post-employment benefit plans
	31.12.19	31.12.18
Number of shares (in thousands of shares)	15,701	16,712
Fair value (USD million)	198	207

Major pension plans
Disclosure Of Pension And Other Post-employment Benefit Plans [Line Items]
Disclosure Of Defined Benefit Plans Explanatory
Defined benefit pension plans
USD million	Swiss plan		UK plan		US and German plans		Total
	2019	2018	2019	2018	2019	2018	2019	2018
Defined benefit obligation at the beginning of the year	22,566	23,419	3,192	3,744	1,679	1,816	27,437	28,978
Current service cost	409	405	0	0	6	7	415	413
Interest expense	200	151	92	93	59	55	351	299
Plan participant contributions	240	218	0	0	0	0	240	218
Remeasurements	1,728	(242)	361	(266)	185	(69)	2,275	(577)
of which: actuarial (gains) / losses due to changes in demographic assumptions	(196)	0	(26)	(18)	3	(5)	(220)	(23)
of which: actuarial (gains) / losses due to changes in financial assumptions	1,641	(639)	421	(257)	179	(69)	2,241	(964)
of which: experience (gains) / losses[1]	284	397	(34)	8	4	5	254	410
Past service cost related to plan amendments	0	(241)	0	4	0	0	0	(237)
Curtailments	0	(20)	0	0	0	0	0	(20)
Benefit payments	(1,046)	(954)	(135)	(202)	(102)	(112)	(1,283)	(1,268)
Foreign currency translation	399	(170)	144	(181)	(8)	(18)	535	(369)
Defined benefit obligation at the end of the year	24,496	22,566	3,654	3,192	1,820	1,679	29,970	27,437
of which: amounts owed to active members	11,577	10,452	164	146	235	226	11,976	10,823
of which: amounts owed to deferred members	0	0	1,559	1,434	675	606	2,233	2,040
of which: amounts owed to retirees	12,918	12,114	1,931	1,612	911	847	15,760	14,574
Fair value of plan assets at the beginning of the year	25,839	26,656	3,032	3,469	1,168	1,265	30,039	31,390
Return on plan assets excluding amounts included in interest income	2,059	(523)	284	(136)	150	(77)	2,492	(736)
Interest income	233	177	89	86	47	44	369	306
Employer contributions	452	505	242	0	38	51	732	556
Plan participant contributions	240	218	0	0	0	0	240	218
Benefit payments	(1,046)	(954)	(135)	(202)	(102)	(112)	(1,283)	(1,268)
Administration expenses, taxes and premiums paid	(11)	(11)	0	0	(2)	(3)	(13)	(14)
Foreign currency translation	453	(228)	146	(185)	0	0	599	(412)
Fair value of plan assets at the end of the year	28,219	25,839	3,658	3,032	1,299	1,168	33,176	30,039
Asset ceiling effect at the beginning of the year	3,274	3,237	0	0	0	0	3,274	3,237
Interest expense on asset ceiling effect	30	23	0	0	0	0	30	23
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect	353	71	0	0	0	0	353	71
Foreign currency translation	67	(58)	0	0	0	0	67	(58)
Asset ceiling effect at the end of the year	3,724	3,274	0	0	0	0	3,724	3,274
Net defined benefit asset / (liability)	0	0	4	(160)	(521)	(511)	(518)	(671)

Movement in the net asset / (liability) recognized on the balance sheet
Net asset / (liability) recognized on the balance sheet at the beginning of the year	0	0	(160)	(275)	(511)	(550)	(671)	(825)
Net periodic expenses recognized in net profit	(417)	(153)	(3)	(11)	(21)	(22)	(440)	(186)
Gains / (losses) recognized in other comprehensive income	(22)	(352)	(78)	130	(35)	(8)	(135)	(230)
Employer contributions	452	505	242	0	38	51	732	556
Foreign currency translation	(13)	0	2	(4)	8	18	(3)	14
Net asset / (liability) recognized on the balance sheet at the end of the year	0	0	4	(160)	(521)	(511)	(518)	(671)

Funded and unfunded plans
Defined benefit obligation from funded plans	24,496	22,566	3,654	3,192	1,319	1,219	29,469	26,976
Defined benefit obligation from unfunded plans	0	0	0	0	501	460	501	460
Plan assets	28,219	25,839	3,658	3,032	1,299	1,168	33,176	30,039
Surplus / (deficit)	3,724	3,274	4	(160)	(521)	(511)	3,206	2,603
Asset ceiling effect	3,724	3,274	0	0	0	0	3,724	3,274
Net defined benefit asset / (liability)	0	0	4	(160)	(521)	(511)	(518)	(671)
1 Experience (gains) / losses are a component of actuarial remeasurements of the defined benefit obligation that reflect the effects of differences between the previous actuarial assumptions and what has actually occurred.
Analysis of amounts recognized in net profit
USD million	Swiss plan		UK plan		US and German plans		Total
For the year ended	31.12.19	31.12.18	31.12.19	31.12.18	31.12.19	31.12.18	31.12.19	31.12.18
Current service cost	409	405	0	0	6	7	415	413
Interest expense related to defined benefit obligation	200	151	92	93	59	55	351	299
Interest income related to plan assets	(233)	(177)	(89)	(86)	(47)	(44)	(369)	(306)
Interest expense on asset ceiling effect	30	23	0	0	0	0	30	23
Administration expenses, taxes and premiums paid	11	11	0	0	2	3	13	14
Past service cost related to plan amendments	0	(241)	0	4	0	0	0	(237)
Curtailments	0	(20)	0	0	0	0	0	(20)
Net periodic expenses recognized in net profit	417	153	3	11	21	22	440	186

Analysis of amounts recognized in other comprehensive income (OCI)
USD million	Swiss plan		UK plan		US and German plans		Total
For the year ended	31.12.19	31.12.18	31.12.19	31.12.18	31.12.19	31.12.18	31.12.19	31.12.18
Remeasurement of defined benefit obligation	(1,728)	242	(361)	266	(185)	69	(2,275)	577
Return on plan assets excluding amounts included in interest income	2,059	(523)	284	(136)	150	(77)	2,492	(736)
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect	(353)	(71)	0	0	0	0	(353)	(71)
Total gains / (losses) recognized in other comprehensive income, before tax	(22)	(352)	(78)	130	(35)	(8)	(135)	(230)

Disclosure of maturity analysis of expected benefit payments [text block]
	Swiss plan		UK plan		US and German plans[1]
	31.12.19	31.12.18	31.12.19	31.12.18	31.12.19	31.12.18
Duration of the defined benefit obligation (in years)	14.9	14.5	20.2	19.5	10.1	9.8
Maturity analysis of benefits expected to be paid
USD million
Benefits expected to be paid within 12 months	1,232	1,153	93	82	121	108
Benefits expected to be paid between 1 and 3 years	2,483	2,356	209	187	228	216
Benefits expected to be paid between 3 and 6 years	3,670	3,554	384	345	346	336
Benefits expected to be paid between 6 and 11 years	5,761	5,643	748	701	548	566
Benefits expected to be paid between 11 and 16 years	5,070	5,142	807	770	455	494
Benefits expected to be paid in more than 16 years	15,517	16,792	3,913	3,927	721	798
1 The duration of the defined benefit obligation represents a weighted average across US and German plans.

Disclosure of actuarial assumptions [text block]
Significant actuarial assumptions
	Swiss plan		UK plan		US and German plans[1]
In %	31.12.19	31.12.18	31.12.19	31.12.18	31.12.19	31.12.18
Discount rate	0.29	0.92	2.07	2.90	2.58	3.69
Rate of salary increase	1.50	1.50	0.00	0.00	2.37	2.81
Rate of pension increase	0.00	0.00	2.92	3.10	1.80	1.50
Rate of interest credit on retirement savings	0.49	0.92	0.00	0.00	2.57	3.70
1 Represents weighted average assumptions across US and German plans.

Disclosure Of Sensitivity Analysis For Actuarial Assumptions Explanatory
Sensitivity analysis of significant actuarial assumptions[1]
Increase / (decrease) in defined benefit obligation	Swiss plan		UK plan		US and German plans
USD million	31.12.19	31.12.18	31.12.19	31.12.18	31.12.19	31.12.18
Discount rate
Increase by 50 basis points	(1,505)	(1,327)	(346)	(292)	(86)	(77)
Decrease by 50 basis points	1,710	1,503	395	333	93	84
Rate of salary increase
Increase by 50 basis points	76	68	–[2]	–[2]	1	1
Decrease by 50 basis points	(73)	(65)	–[2]	–[2]	(1)	(1)
Rate of pension increase
Increase by 50 basis points	1,221	1,090	331	260	7	6
Decrease by 50 basis points	–[3]	–[3]	(299)	(262)	(7)	(6)
Rate of interest credit on retirement savings
Increase by 50 basis points	175	231	–[4]	–[4]	9	9
Decrease by 50 basis points	(102)[5]	(219)	–[4]	–[4]	(9)	(9)
Life expectancy
Increase in longevity by one additional year	886	751	154	122	51	42
1 The sensitivity analyses are based on a change in one assumption while holding all other assumptions constant, so that interdependencies between the assumptions are excluded. 2 As the plan is closed for future service, a change in assumption is not applicable. 3 As the assumed rate of pension increase was 0% as of 31 December 2019 and as of 31 December 2018, a downward change in assumption is not applicable. 4 As the UK plan does not provide interest credits on retirement savings, a change in assumption is not applicable. 5 As of 31 December 2019, 21% of retirement savings were subject to a legal minimum rate of 1.00%.

Disclosure of composition and fair value of plan assets [text block]
Composition and fair value of plan assets

Swiss plan
	31.12.19				31.12.18
	Fair value			Plan assetallocation %	Fair value			Plan assetallocation %
USD million	Quotedin an activemarket	Other	Total		Quotedin an activemarket	Other	Total
Cash and cash equivalents	159	0	159	1	137	0	137	1
Real estate / property
Domestic	0	3,050	3,050	11	0	2,963	2,963	11
Foreign	0	160	160	1	0	0	0	0
Investment funds
Equity
Domestic	701	0	701	2	628	0	628	2
Foreign	6,091	1,653	7,743	27	5,721	1,515	7,237	28
Bonds[1]
Domestic, AAA to BBB–	3,238	0	3,238	11	2,570	0	2,570	10
Foreign, AAA to BBB–	5,880	0	5,880	21	6,194	0	6,194	24
Foreign, below BBB–	999	0	999	4	892	0	892	3
Real estate
Foreign	0	0	0	0	0	11	11	0
Other	1,604	3,956	5,560	20	518	4,142	4,659	18
Other investments	535	194	729	3	531	18	549	2
Total fair value of plan assets	19,206	9,014	28,219	100	17,190	8,649	25,839	100

			31.12.19				31.12.18
Total fair value of plan assets			28,219				25,839
of which:[2]
Bank accounts at UBS			159				132
UBS debt instruments			7				13
UBS shares			21				25
Securities lent to UBS[3]			1,328				1,567
Property occupied by UBS			88				88
Derivative financial instruments, counterparty UBS[3]			10				34
1 The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in Standard & Poor’s rating classification. 2 Bank accounts at UBS encompass accounts in the name of the Swiss pension fund. The other positions disclosed in the table encompass both direct investments in UBS instruments and indirect investments, i.e., those made through funds that the pension fund invests in. 3 Securities lent to UBS and derivative financial instruments are presented gross of any collateral. Securities lent to UBS were fully covered by collateral as of 31 December 2019 and 31 December 2018. Net of collateral, derivative financial instruments amounted to USD 6 million as of 31 December 2019 (31 December 2018: USD 10 million).
Composition and fair value of plan assets (continued)

UK plan
	31.12.19				31.12.18
	Fair value			Plan assetallocation %	Fair value			Plan assetallocation %
USD million	Quotedin an activemarket	Other	Total		Quotedin an activemarket	Other	Total
Cash and cash equivalents	141	0	141	4	143	0	143	5
Bonds[1]
Domestic, AAA to BBB–	1,810	0	1,810	49	1,604	0	1,604	53
Investment funds
Equity
Domestic	33	0	33	1	26	0	26	1
Foreign	916	0	916	25	658	0	658	22
Bonds[1]
Domestic, AAA to BBB–	610	117	727	20	587	93	680	22
Domestic, below BBB–	22	0	22	1	15	0	15	0
Foreign, AAA to BBB–	310	0	310	8	258	0	258	9
Foreign, below BBB–	108	0	108	3	51	0	51	2
Real estate
Domestic	103	18	122	3	102	28	131	4
Foreign	0	19	19	1	0	0	0	0
Insurance contracts	0	7	7	0	0	0	0	0
Derivatives	3	0	3	0	0	0	0	0
Asset-backed securities	0	6	6	0	21	2	22	1
Other investments[2]	(572)	7	(565)	(15)	(565)	9	(556)	(18)
Total fair value of plan assets	3,483	175	3,658	100	2,900	132	3,032	100
1 The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in Standard & Poor’s rating classification. 2 Mainly relates to repurchase arrangements on UK treasury bonds.
Composition and fair value of plan assets (continued)

US plans
	31.12.19				31.12.18
	Fair value			Plan assetallocation %	Fair value			Plan assetallocation %
USD million	Quotedin an activemarket	Other	Total		Quotedin an activemarket	Other	Total
Cash and cash equivalents	27	0	27	2	27	0	27	2
Bonds[1]
Domestic, AAA to BBB–	475	0	475	37	462	0	462	40
Domestic, below BBB–	2	0	2	0	2	0	2	0
Foreign, AAA to BBB–	99	0	99	8	92	0	92	8
Foreign, below BBB–	3	0	3	0	3	0	3	0
Investment funds
Equity
Domestic	208	0	208	16	143	0	143	12
Foreign	161	0	161	12	157	0	157	13
Bonds[1]
Domestic, AAA to BBB–	176	0	176	14	104	0	104	9
Domestic, below BBB–	28	0	28	2	23	0	23	2
Foreign, AAA to BBB–	17	0	17	1	56	0	56	5
Foreign, below BBB–	3	0	3	0	6	0	6	1
Real estate
Domestic	0	13	13	1	0	13	13	1
Other	69	0	69	5	64	0	64	5
Insurance contracts	0	18	18	1	0	17	17	1
Total fair value of plan assets	1,268	31	1,299	100	1,139	29	1,168	100
1 The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in Standard & Poor’s rating classification.

Major pension plans | Actuarial Assumption Of Mortality Rates [Member]
Disclosure Of Pension And Other Post-employment Benefit Plans [Line Items]
Disclosure of actuarial assumptions [text block]
Mortality tables and life expectancies for major plans
		Life expectancy at age 65 for a male member currently
		aged 65		aged 45
Country	Mortality table	31.12.19	31.12.18	31.12.19	31.12.18
Switzerland	BVG 2015 G with CMI 2016 projections	21.6	21.6	23.1	23.1
UK	S2PA with CMI 2018 projections[1]	23.3	23.4	24.5	24.6
USA	RP2014 WCHA with MP2019 projection scale[2]	22.8	22.8	24.3	24.3
Germany	Dr. K. Heubeck 2018 G	20.7	20.5	23.5	23.3

		Life expectancy at age 65 for a female member currently
		aged 65		aged 45
Country	Mortality table	31.12.19	31.12.18	31.12.19	31.12.18
Switzerland	BVG 2015 G with CMI 2016 projections	23.6	23.5	25.1	25.0
UK	S2PA with CMI 2018 projections[1]	25.1	25.2	26.4	26.5
USA	RP2014 WCHA with MP2019 projection scale[2]	24.4	24.4	25.9	26.0
Germany	Dr. K. Heubeck 2018 G	24.2	24.1	26.4	26.3
1 In 2018, the mortality table S2PA with CMI 2017 projections was used. 2 In 2018, the mortality table RP2014 WCHA with MP2018 projection scale was used.

UBS AG
Disclosure Of Pension And Other Post-employment Benefit Plans [Line Items]
Disclosure of expenses on post-employment benefit [text block]
Income statement – expenses related to pension and other post-employment benefit plans
USD million	31.12.19	31.12.18	31.12.17
Net periodic expenses for defined benefit plans	291	140	365
of which: related to major pension plans[1]	271	141	354
of which: Swiss plan[2]	248	108	307
of which: UK plan	3	11	15
of which: US and German plans	21	22	31
of which: related to post-employment medical insurance plans[3]	2	(11)	3
of which: related to remaining plans and other expenses[4]	17	10	8
Expenses for defined contribution plans[5]	278	223	236
of which: UK plans	34	35	65
of which: US plan	173	127	110
of which: remaining plans	71	61	61
Total pension and other post-employment benefit plan expenses[6]	569	363	601
1 Refer to Note 29a for more information. 2 Changes to the Swiss pension plan in 2018 resulted in a pre-tax gain of USD 132 million related to past service. Refer to Note 29a for more information on these changes. 3 Refer to Note 29b for more information. 4 Other expenses include differences between actual and estimated performance award accruals. 5 Refer to Note 29c for more information. 6 Refer to Note 6.

Disclosure of Other comprehensive income gains/(losses) on defined benefit plans [text block]
Other comprehensive income – gains / (losses) on defined benefit plans
USD million	31.12.19	31.12.18	31.12.17
Major pension plans[1]	(128)	(79)	276
of which: Swiss plan	(15)	(201)	(56)
of which: UK plan	(78)	130	304
of which: US and German plans	(35)	(8)	28
Post-employment medical insurance plans[2]	(3)	7	1
Remaining plans	1	3	31
Gains / (losses) recognized in other comprehensive income, before tax	(129)	(70)	308
Tax (expense) / benefit relating to defined benefit plans recognized in other comprehensive income	(41)	245	6
Gains / (losses) recognized in other comprehensive income, net of tax[3]	(170)	175	314
1 Refer to Note 29a for more information. 2 Refer to Note 29b for more information. 3 Refer to the “Statement of comprehensive income.”

Disclosure of net defined benefit liability [text block]
Balance sheet – net defined benefit pension and post-employment asset
USD million	31.12.19	31.12.18
Major pension plans[1]	9	0
of which: Swiss plan	0	0
of which: UK plan	4	0
of which: US and German plans	5	0
Total net defined benefit pension and post-employment asset[2]	9	0
1 Refer to Note 29a for more information. 2 Refer to Note 17.

Balance sheet – net defined benefit pension and post-employment liability
USD million	31.12.19	31.12.18
Major pension plans[1]	527	671
of which: Swiss plan	0	0
of which: UK plan	0	160
of which: US and German plans[2]	527	511
Post-employment medical insurance plans[3]	62	62
Remaining plans	40	40
Total net defined benefit pension and post-employment liability[4]	629	773
1 Refer to Note 29a for more information. 2 Of the total liability recognized as of 31 December 2019, USD 111 million related to US plans and USD 416 million related to German plans (31 December 2018: USD 137 million and USD 374 million, respectively). 3 Refer to Note 29b for more information. 4 Refer to Note 22.

Disclosure Of Transactions Between Related Parties Explanatory
Related-party disclosure
	For the year ended
USD million	31.12.19	31.12.18	31.12.17
Received by UBS AG
Fees	19	22	36
Paid by UBS AG
Rent	2	3	5
Dividends, capital repayments and interest	10	10	10

Disclosure of transaction volumes of UBS shares and UBS debt instruments [text block]
Transaction volumes – UBS Group AG shares and UBS AG debt instruments
	For the year ended
	31.12.19	31.12.18
Financial instruments bought by pension funds
UBS Group AG shares (in thousands of shares)	929	831
UBS AG debt instruments (par values, USD million)	1	9
Financial instruments sold by pension funds or matured
UBS Group AG shares (in thousands of shares)	1,778	547
UBS AG debt instruments (par values, USD million)	5	2

UBS Group AG shares held by pension and other post-employment benefit plans
	31.12.19	31.12.18
Number of shares (in thousands of shares)	14,991	15,934
Fair value (USD million)	189	197

UBS AG | Major pension plans
Disclosure Of Pension And Other Post-employment Benefit Plans [Line Items]
Disclosure Of Defined Benefit Plans Explanatory
Defined benefit pension plans
USD million	Swiss plan		UK plan		US and German plans		Total
	2019	2018	2019	2018	2019	2018	2019	2018
Defined benefit obligation at the beginning of the year	13,774	14,398	3,192	3,744	1,679	1,816	18,645	19,957
Current service cost	243	251	0	0	6	7	249	258
Interest expense	122	93	92	93	59	55	273	241
Plan participant contributions	149	137	0	0	0	0	149	137
Remeasurements	(61)	(263)	361	(266)	185	(69)	485	(598)
of which: actuarial (gains) / losses due to changes in demographic assumptions	(125)	0	(26)	(18)	3	(5)	(148)	(23)
of which: actuarial (gains) / losses due to changes in financial assumptions	1,006	(391)	421	(257)	179	(69)	1,605	(716)
of which: experience (gains) / losses[1,2]	(942)	128	(34)	8	4	5	(972)	142
Past service cost related to plan amendments	0	(132)	0	4	0	0	0	(128)
Curtailments	0	(17)	0	0	0	0	0	(17)
Benefit payments	(624)	(586)	(135)	(202)	(102)	(112)	(860)	(900)
Foreign currency translation	206	(108)	144	(181)	(8)	(18)	342	(307)
Defined benefit obligation at the end of the year	13,809	13,774	3,654	3,192	1,820	1,679	19,283	18,645
of which: amounts owed to active members	7,073	6,380	164	146	235	226	7,472	6,751
of which: amounts owed to deferred members	0	0	1,559	1,434	675	606	2,233	2,040
of which: amounts owed to retirees	6,735	7,394	1,931	1,612	911	847	9,577	9,854
Fair value of plan assets at the beginning of the year	15,772	16,388	3,032	3,469	1,168	1,265	19,972	21,122
Return on plan assets excluding amounts included in interest income[2]	(30)	(434)	284	(136)	150	(77)	403	(647)
Interest income	142	109	89	86	47	44	278	238
Employer contributions	271	308	242	0	38	51	550	360
Plan participant contributions	149	137	0	0	0	0	149	137
Benefit payments	(624)	(586)	(135)	(202)	(102)	(112)	(860)	(900)
Administration expenses, taxes and premiums paid	(7)	(7)	0	0	(2)	(3)	(9)	(10)
Foreign currency translation	235	(144)	146	(185)	0	0	381	(328)
Fair value of plan assets at the end of the year	15,908	15,772	3,658	3,032	1,299	1,168	20,864	19,972
Asset ceiling effect at the beginning of the year	1,998	1,990	0	0	0	0	1,998	1,990
Interest expense on asset ceiling effect	18	14	0	0	0	0	18	14
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect	46	30	0	0	0	0	46	30
Foreign currency translation	36	(36)	0	0	0	0	36	(36)
Asset ceiling effect at the end of the year	2,099	1,998	0	0	0	0	2,099	1,998
Net defined benefit asset / (liability)	0	0	4	(160)	(521)	(511)	(518)	(671)

Movement in the net asset / (liability) recognized on the balance sheet
Net asset / (liability) recognized on the balance sheet at the beginning of the year	0	0	(160)	(275)	(511)	(550)	(671)	(825)
Net periodic expenses recognized in net profit	(248)	(108)	(3)	(11)	(21)	(22)	(271)	(141)
Gains / (losses) recognized in other comprehensive income	(15)	(201)	(78)	130	(35)	(8)	(128)	(79)
Employer contributions	271	308	242	0	38	51	550	360
Foreign currency translation	(8)	0	2	(4)	8	18	2	14
Net asset / (liability) recognized on the balance sheet at the end of the year	0	0	4	(160)	(521)	(511)	(518)	(671)

Funded and unfunded plans
Defined benefit obligation from funded plans	13,809	13,774	3,654	3,192	1,319	1,219	18,782	18,184
Defined benefit obligation from unfunded plans	0	0	0	0	501	460	501	460
Plan assets	15,908	15,772	3,658	3,032	1,299	1,168	20,864	19,972
Surplus / (deficit)	2,099	1,998	4	(160)	(521)	(511)	1,582	1,327
Asset ceiling effect	2,099	1,998	0	0	0	0	2,099	1,998
Net defined benefit asset / (liability)	0	0	4	(160)	(521)	(511)	(518)	(671)
1 Experience (gains) / losses are a component of actuarial remeasurements of the defined benefit obligation that reflect the effects of differences between the previous actuarial assumptions and what has actually occurred. 2 Includes the effect from employees transferring between UBS AG and UBS Business Solutions during the period.
Analysis of amounts recognized in net profit
USD million	Swiss plan		UK plan		US and German plans		Total
For the year ended	31.12.19	31.12.18	31.12.19	31.12.18	31.12.19	31.12.18	31.12.19	31.12.18
Current service cost	243	251	0	0	6	7	249	258
Interest expense related to defined benefit obligation	122	93	92	93	59	55	273	241
Interest income related to plan assets	(142)	(109)	(89)	(86)	(47)	(44)	(278)	(238)
Interest expense on asset ceiling effect	18	14	0	0	0	0	18	14
Administration expenses, taxes and premiums paid	7	7	0	0	2	3	9	10
Past service cost related to plan amendments	0	(132)	0	4	0	0	0	(128)
Curtailments	0	(17)	0	0	0	0	0	(17)
Net periodic expenses recognized in net profit	248	108	3	11	21	22	271	141

Analysis of amounts recognized in other comprehensive income (OCI)
USD million	Swiss plan		UK plan		US and German plans		Total
For the year ended	31.12.19	31.12.18	31.12.19	31.12.18	31.12.19	31.12.18	31.12.19	31.12.18
Remeasurement of defined benefit obligation	61	263	(361)	266	(185)	69	(485)	598
Return on plan assets excluding amounts included in interest income	(30)	(434)	284	(136)	150	(77)	403	(647)
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect	(46)	(30)	0	0	0	0	(46)	(30)
Total gains / (losses) recognized in other comprehensive income, before tax	(15)	(201)	(78)	130	(35)	(8)	(128)	(79)

Disclosure of maturity analysis of expected benefit payments [text block]
	Swiss plan		UK plan		US and German plans[1]
	31.12.19	31.12.18	31.12.19	31.12.18	31.12.19	31.12.18
Duration of the defined benefit obligation (in years)	15.2	14.5	20.2	19.5	10.1	9.8
Maturity analysis of benefits expected to be paid
USD million
Benefits expected to be paid within 12 months	687	704	93	82	121	108
Benefits expected to be paid between 1 and 3 years	1,383	1,439	209	187	228	216
Benefits expected to be paid between 3 and 6 years	2,048	2,170	384	345	346	336
Benefits expected to be paid between 6 and 11 years	3,232	3,446	748	701	548	566
Benefits expected to be paid between 11 and 16 years	2,899	3,140	807	770	455	494
Benefits expected to be paid in more than 16 years	9,136	10,253	3,913	3,927	721	798
1 The duration of the defined benefit obligation represents a weighted average across US and German plans.

Disclosure of actuarial assumptions [text block]
Significant actuarial assumptions
	Swiss plan		UK plan		US and German plans[1]
In %	31.12.19	31.12.18	31.12.19	31.12.18	31.12.19	31.12.18
Discount rate	0.29	0.92	2.07	2.90	2.58	3.69
Rate of salary increase	1.50	1.50	0.00	0.00	2.37	2.81
Rate of pension increase	0.00	0.00	2.92	3.10	1.80	1.50
Rate of interest credit on retirement savings	0.49	0.92	0.00	0.00	2.57	3.70
1 Represents weighted average assumptions across US and German plans.

Disclosure Of Sensitivity Analysis For Actuarial Assumptions Explanatory
Sensitivity analysis of significant actuarial assumptions[1]
Increase / (decrease) in defined benefit obligation	Swiss plan		UK plan		US and German plans
USD million	31.12.19	31.12.18	31.12.19	31.12.18	31.12.19	31.12.18
Discount rate
Increase by 50 basis points	(853)	(797)	(346)	(292)	(86)	(77)
Decrease by 50 basis points	972	904	395	333	93	84
Rate of salary increase
Increase by 50 basis points	49	45	–[2]	–[2]	1	1
Decrease by 50 basis points	(47)	(43)	–[2]	–[2]	(1)	(1)
Rate of pension increase
Increase by 50 basis points	673	643	331	260	7	6
Decrease by 50 basis points	–[3]	–[3]	(299)	(262)	(7)	(6)
Rate of interest credit on retirement savings
Increase by 50 basis points	107	141	–[4]	–[4]	9	9
Decrease by 50 basis points	(62)[5]	(134)	–[4]	–[4]	(9)	(9)
Life expectancy
Increase in longevity by one additional year	459	446	154	122	51	42
1 The sensitivity analyses are based on a change in one assumption while holding all other assumptions constant, so that interdependencies between the assumptions are excluded. 2 As the plan is closed for future service, a change in assumption is not applicable. 3 As the assumed rate of pension increase was 0% as of 31 December 2019 and as of 31 December 2018, a downward change in assumption is not applicable. 4 As the UK plan does not provide interest credits on retirement savings, a change in assumption is not applicable. 5 As of 31 December 2019, 18.5% of retirement savings were subject to a legal minimum rate of 1.00%.

Disclosure of composition and fair value of plan assets [text block]
Composition and fair value of plan assets

Swiss plan
	31.12.19				31.12.18
	Fair value			Plan assetallocation %	Fair value			Plan assetallocation %
USD million	Quotedin an activemarket	Other	Total		Quotedin an activemarket	Other	Total
Cash and cash equivalents	90	0	90	1	83	0	83	1
Real estate / property
Domestic	0	1,720	1,720	11	0	1,808	1,808	11
Foreign	0	90	90	1	0	0	0	0
Investment funds
Equity
Domestic	395	0	395	2	383	0	383	2
Foreign	3,433	932	4,365	27	3,492	925	4,417	28
Bonds[1]
Domestic, AAA to BBB–	1,825	0	1,825	11	1,569	0	1,569	10
Foreign, AAA to BBB–	3,315	0	3,315	21	3,781	0	3,781	24
Foreign, below BBB–	563	0	563	4	544	0	544	3
Real estate
Foreign	0	0	0	0	0	7	7	0
Other	904	2,230	3,134	20	316	2,528	2,844	18
Other investments	301	109	411	3	324	11	335	2
Total fair value of plan assets	10,827	5,081	15,908	100	10,493	5,279	15,772	100

			31.12.19				31.12.18
Total fair value of plan assets			15,908				15,772
of which:[2]
Bank accounts at UBS AG			90				80
UBS AG debt instruments			4				8
UBS Group AG shares			12				15
Securities lent to UBS AG3			748				957
Property occupied by UBS AG			50				54
Derivative financial instruments, counterparty UBS AG3			6				21
1 The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in the Standard & Poor’s rating classification. 2 Bank accounts at UBS AG encompass accounts in the name of the Swiss pension fund. The other positions disclosed in the table encompass both direct investments in UBS AG instruments and UBS Group AG shares and indirect investments, i.e., those made through funds that the pension fund invests in. 3 Securities lent to UBS AG and derivative financial instruments are presented gross of any collateral. Securities lent to UBS AG were fully covered by collateral as of 31 December 2019 and 31 December 2018. Net of collateral, derivative financial instruments amounted to USD 3 million as of 31 December 2019 (31 December 2018: USD 6 million).

Composition and fair value of plan assets (continued)

UK plan
	31.12.19				31.12.18
	Fair value			Plan assetallocation %	Fair value			Plan assetallocation %
USD million	Quotedin an activemarket	Other	Total		Quotedin an activemarket	Other	Total
Cash and cash equivalents	141	0	141	4	143	0	143	5
Bonds[1]
Domestic, AAA to BBB–	1,810	0	1,810	49	1,604	0	1,604	53
Investment funds
Equity
Domestic	33	0	33	1	26	0	26	1
Foreign	916	0	916	25	658	0	658	22
Bonds[1]
Domestic, AAA to BBB–	610	117	727	20	587	93	680	22
Domestic, below BBB–	22	0	22	1	15	0	15	0
Foreign, AAA to BBB–	310	0	310	8	258	0	258	9
Foreign, below BBB–	108	0	108	3	51	0	51	2
Real estate
Domestic	103	18	122	3	102	28	131	4
Foreign	0	19	19	1	0	0	0	0
Insurance contracts	0	7	7	0	0	0	0	0
Derivatives	3	0	3	0	0	0	0	0
Asset-backed securities	0	6	6	0	21	2	22	1
Other investments[2]	(572)	7	(565)	(15)	(565)	9	(556)	(18)
Total fair value of plan assets	3,483	175	3,658	100	2,900	132	3,032	100
1 The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in Standard & Poor’s rating classification. 2 Mainly relates to repurchase arrangements on UK treasury bonds.

Composition and fair value of plan assets (continued)

US plans
	31.12.19				31.12.18
	Fair value			Plan assetallocation %	Fair value			Plan assetallocation %
USD million	Quotedin an activemarket	Other	Total		Quotedin an activemarket	Other	Total
Cash and cash equivalents	27	0	27	2	27	0	27	2
Bonds[1]
Domestic, AAA to BBB–	475	0	475	37	462	0	462	40
Domestic, below BBB–	2	0	2	0	2	0	2	0
Foreign, AAA to BBB–	99	0	99	8	92	0	92	8
Foreign, below BBB–	3	0	3	0	3	0	3	0
Investment funds
Equity
Domestic	208	0	208	16	143	0	143	12
Foreign	161	0	161	12	157	0	157	13
Bonds[1]
Domestic, AAA to BBB–	176	0	176	14	104	0	104	9
Domestic, below BBB–	28	0	28	2	23	0	23	2
Foreign, AAA to BBB–	17	0	17	1	56	0	56	5
Foreign, below BBB–	3	0	3	0	6	0	6	1
Real estate
Domestic	0	13	13	1	0	13	13	1
Other	69	0	69	5	64	0	64	5
Insurance contracts	0	18	18	1	0	17	17	1
Total fair value of plan assets	1,268	31	1,299	100	1,139	29	1,168	100
1 The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in Standard & Poor’s rating classification.

UBS AG | Major pension plans | Actuarial Assumption Of Mortality Rates [Member]
Disclosure Of Pension And Other Post-employment Benefit Plans [Line Items]
Disclosure of actuarial assumptions [text block]
Mortality tables and life expectancies for major plans
		Life expectancy at age 65 for a male member currently
		aged 65		aged 45
Country	Mortality table	31.12.19	31.12.18	31.12.19	31.12.18
Switzerland	BVG 2015 G with CMI 2016 projections	21.6	21.6	23.1	23.1
UK	S2PA with CMI 2018 projections[1]	23.3	23.4	24.5	24.6
USA	RP2014 WCHA with MP2019 projection scale[2]	22.8	22.8	24.3	24.3
Germany	Dr. K. Heubeck 2018 G	20.7	20.5	23.5	23.3

		Life expectancy at age 65 for a female member currently
		aged 65		aged 45
Country	Mortality table	31.12.19	31.12.18	31.12.19	31.12.18
Switzerland	BVG 2015 G with CMI 2016 projections	23.6	23.5	25.1	25.0
UK	S2PA with CMI 2018 projections[1]	25.1	25.2	26.4	26.5
USA	RP2014 WCHA with MP2019 projection scale[2]	24.4	24.4	25.9	26.0
Germany	Dr. K. Heubeck 2018 G	24.2	24.1	26.4	26.3
1 In 2018, the mortality table S2PA with CMI 2017 projections was used. 2 In 2018, the mortality table RP2014 WCHA with MP2018 projection scale was used.